POST-EMPLOYMENT BENEFITS - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed-income securities:
Short-term Investments	€ 7	€ 10
Other investments:
Real estate funds	293	226
Insurance contracts	226	218
Plan assets, at fair value	€ 1,804	1,898
Short-term investments, fair value per unit (in euro per unit)	€ 1.00
Investments quoted in active markets
Fixed-income securities:
Short-term Investments	€ 7	5
Other investments:
Real estate funds	27	14
Insurance contracts	0	0
Plan assets, at fair value	1,288	1,359
Unquoted investments
Fixed-income securities:
Short-term Investments	0	5
Other investments:
Real estate funds	266	212
Insurance contracts	226	218
Plan assets, at fair value	516	539
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	67	60
Corporate bonds and notes | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	43	34
Corporate bonds and notes | Unquoted investments
Fixed-income securities:
Fixed-income securities	24	26
Government bonds
Fixed-income securities:
Fixed-income securities	384	409
Government bonds | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	384	387
Government bonds | Unquoted investments
Fixed-income securities:
Fixed-income securities	0	22
US
Equity securities:
Equity securities	201	226
US | Investments quoted in active markets
Equity securities:
Equity securities	201	226
US | Unquoted investments
Equity securities:
Equity securities	0	0
Non-US equities
Equity securities:
Equity securities	626	749
Non-US equities | Investments quoted in active markets
Equity securities:
Equity securities	626	693
Non-US equities | Unquoted investments
Equity securities:
Equity securities	€ 0	€ 56